EQUITY (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended					1 Months Ended			37 Months Ended	3 Months Ended
	Sep. 21, 2012	May 31, 2012	Apr. 15, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 19, 2012	Dec. 31, 2011	Jan. 31, 2013 $2,000,000 Financing Agreement	Oct. 31, 2012 $2,000,000 Financing Agreement	May 31, 2012 $2,000,000 Financing Agreement	Dec. 31, 2012 $2,000,000 Financing Agreement	Mar. 31, 2013 $500,000 Financing Agreement
Exchange agreement, shares issued to Echo members	52,500,000
Exchange agreement, percentage of shares given	100.00%
Common stock, shares issued				75,000,000	75,000,000	22,500,000	26,016,342
Common stock, shares outstanding				75,000,000	75,000,000		26,016,342	434,507
Financing agreement, maximum amount to be sold through sale of common stock										$ 2,000,000		$ 500,000
Proceeds from the issuance of common stock and warrants		903,000	500,000						465,000		99,800
Sale of common stock, per share price										$ 0.50		$ 0.50
Number of common shares per warrant										1.00		1,000,000
Exercise price of warrants			0.75							0.75		0.75
Warrant term										1 year 6 months
Shares issued during the period under the financing agreement									930,000		199,600
Stock Subscription					(434,507)
Shares issued								869,014				1,000,000
Accounts Payable - Related Party				$ 27,073							$ 97,693